GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, cash equivalents, short-term deposits and restricted cash		$ 31,934
Net loss		(27,271)	$ (8,882)	$ (8,464)
Net cash used in operating activities		(11,812)	(7,251)	$ (6,910)
Accumulated deficit		$ (52,840)	$ (25,569)
Liquidity period to satisfy with current resources		2 years
ATM KK
Ownership hold (as a percent)	90.00%	100.00%	100.00%